Fixed Assets - Amounts recognized in the statement of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets
Depreciation expense of right-of-use assets	€ (3,719)	€ (2,529)
Interest expense on lease liabilities	(1,665)	(824)
Expense relating to short-term leases (included in cost of sales)	(48)	(167)
Expense relating to leases of low-value assets (included in administrative expenses)	(30)	(94)
Total amount recognized in profit or loss	€ (5,462)	€ (3,614)
Term of the lease that has not yet commenced	10 years
Gross amount for leases not yet commenced	€ 3,904
Extension term of the lease that has not yet commenced	5 years
Gross amount of payment obligations of the leases extension	€ 291